Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Trade accounts payable
Suppliers and contractors		$ 107,507	$ 140,806	$ 155,904
Customer advances		91,841	43,102	39,877
Statutory employee profit sharing		4,700	12,883	8,218
Trade accounts payable	$ 10,249	$ 204,048	$ 196,791	$ 203,999